Pension Plans (Schedule Of Changes In Projected Benefit Obligations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in plan assets:
Fair value of plan assets at beginning of period	$ 1,519
Fair value of plan assets at end of period	1,732	$ 1,519
United States
Change in projected benefit obligations:
Projected benefit obligation at beginning of period	75	75
Acquisitions	0	12
Service cost	0	0	$ 0
Interest cost	3	3	2
Foreign currency exchange rate changes	0	0
Actuarial (gain) loss	3	0
Other	0	0
Benefits paid	(4)	(15)
Projected benefit obligation at end of period	77	75	75
Change in plan assets:
Fair value of plan assets at beginning of period	56	59
Acquisitions	0	8
Actual return on plan assets	7	3
Employer contributions	1	1
Foreign currency exchange rate changes	0	0
Benefits paid	(4)	(15)
Other	(1)	0
Fair value of plan assets at end of period	59	56	59
Funded status	(18)	(19)
Int’l
Change in projected benefit obligations:
Projected benefit obligation at beginning of period	1,970	1,849
Acquisitions	0	3
Service cost	1	1	2
Interest cost	53	63	76
Foreign currency exchange rate changes	186	(304)
Actuarial (gain) loss	(78)	448
Other	(1)	(1)
Benefits paid	(85)	(89)
Projected benefit obligation at end of period	2,046	1,970	1,849
Change in plan assets:
Fair value of plan assets at beginning of period	1,463	1,532
Acquisitions	0	0
Actual return on plan assets	119	235
Employer contributions	36	40
Foreign currency exchange rate changes	141	(255)
Benefits paid	(85)	(89)
Other	(1)	0
Fair value of plan assets at end of period	1,673	1,463	$ 1,532
Funded status	$ (373)	$ (507)